Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Property, plant and equipment
	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At December 31, 2020, 2021 and 2022	48,140	579	1,078	3,923	53,720

Accumulated depreciation
At December 31, 2020	5,042	550	665	2,310	8,567
Depreciation	2,285	-	135	553	2,973
At December 31, 2021	7,327	550	800	2,863	11,540
Depreciation	2,286	-	113	553	2,952
At December 31, 2022	9,613	550	913	3,416	14,492

Carrying amount
At December 31, 2021	40,813	29	278	1,060	42,180
At December 31, 2022	38,527	29	165	507	39,228